Share based payments - Long-term incentive plan (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) item Y $ / shares	Dec. 31, 2021 CAD ($) item Y $ / shares	Nov. 15, 2022 $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of option			$ 2.52
Stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Options granted to employees | item	461,162	51,389
Exercisable term	5 years	5 years
Exercise price of option	$ 4.95
Fair value of option at grant date | $	$ 1,049	$ 164
Expected life | Y		2.5
Expected dividends	0.00%	0.00%
Minimum | Stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of option	$ 3.21	$ 6.21
Risk-free rate	1.24%	0.20%
Expected life | Y	2.5
Expected volatility	68.53%	69.72%
Share price	$ 3.21	$ 6.12
Maximum | Stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of option	$ 5.76	$ 7.29
Risk-free rate	4.06%	0.92%
Expected life | Y	4.87
Expected volatility	70.40%	83.57%
Share price	$ 5.85	$ 7.83